UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
November 11, 2004

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1 (but also see below)

Form 13F Information Table Entry Total: 100
Form 13F Information Table Value Total: $3,121,317 (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name

1     028-10986            Madison Asset Management, LLC

  Note that this filing by Madison Investment Advisors, Inc. also includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Mosaic Funds

                                TITLE                       FORM 13F INFORMATION TABLE
                                 OF                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
A.G. Edwards, Inc.             COM         281760108     3805  109920 SH       SOLE                 105035           4885
Affiliated Managers Group      COM         008252108     7694  143700 SH       SOLE                 143700
Altera Corp.                   COM         021441100     2290  117000 SH       SOLE                 117000
Altria Group                   COM         02209s103      329    7000 SH       SOLE                                  7000
American International Group   COM         026874107    73169 1076173 SH       SOLE                1009571          66602
Amgen, Inc.                    COM         031162100     8058  141850 SH       SOLE                 141850
Applied Materials, Inc.        COM         038222105     4832  293000 SH       SOLE                 293000
Baxter International           COM         071813109    69184 2151257 SH       SOLE                2021709         129548
Bed Bath Beyond Inc            COM         075896100     7563  203800 SH       SOLE                 203800
Berkshire Hathaway Inc Class A COM         084670108      867      10 SH       SOLE                     10
Berkshire Hathaway Inc. Del Cl COM         084670207    96368   33566 SH       SOLE                  31196           2370
Best Buy Company               COM         086516101     8608  158700 SH       SOLE                 158700
Boeing                         COM         097023105      348    6750 SH       SOLE                                  6750
Boston Scientific              COM         101137107     5960  150000 SH       SOLE                 150000
Bristol-Myers Squibb           COM         110122108     2103   88854 SH       SOLE                  34127          54727
Capital One Finl Corp          COM         14040H105     7760  105000 SH       SOLE                 105000
Carmax, Inc.                   COM         143130102     8640  400935 SH       SOLE                 393795           7140
Check Point Software Tech.     COM         M22465104     2427  143000 SH       SOLE                 143000
Cintas Corp.                   COM         172908105     2564   61000 SH       SOLE                  61000
Cisco Systems, Inc.            COM         17275R102     4648  256800 SH       SOLE                 215205          41595
Citigroup, Inc.                COM         172967101     6562  148733 SH       SOLE                 148733
Colgate Palmolive Co.          COM         194162103      271    6000 SH       SOLE                   6000
Comcast, Corp. - Cl A          COM         20030N101      677   23970 SH       SOLE                  23970
Comcast, Corp. - Special Cl A  COM         20030N200   100168 3587689 SH       SOLE                3317447         270242
Community Health Systems       COM         203668108     5596  209750 SH       SOLE                 204825           4925
Costco Wholesale Corp          COM         22160K105   100387 2418371 SH       SOLE                2261994         156377
Del Monte Foods Co.            COM         24522P103     4800  457545 SH       SOLE                 378380          79165
Dover Corp.                    COM         260003108    67071 1725515 SH       SOLE                1599523         125992
Eastman Kodak                  COM         277461109      205    6375 SH       SOLE                                  6375
Ethan Allen Interiors          COM         297602104     1308   37650 SH       SOLE                  37650
Expeditors International Wash  COM         302130109     1536   29707 SH       SOLE                  23917           5790
Family Dollar Stores           COM         307000109      211    7800 SH       SOLE                   7800
First Data Corp                COM         319963104   105476 2424743 SH       SOLE                2232732         192011
Fiserv, Inc                    COM         337738108   121349 3481033 SH       SOLE                3238743         242290
Flextronics Intl LTD           COM         Y2573F102     5499  415000 SH       SOLE                 415000
Freddie Mac                    COM         313400301   106788 1636849 SH       SOLE                1517187         119662
Health Mgmt Assoc. Inc.-A      COM         421933102    19869  972545 SH       SOLE                 969630           2915
Hewitt Associates Inc          COM         42822q100     5532  209060 SH       SOLE                 175880          33180
Hewlett-Packard                COM         428236103     6131  327000 SH       SOLE                 327000
Home Depot                     COM         437076102     7409  189000 SH       SOLE                 189000
IDT Corp.                      COM         448947101     2922  200400 SH       SOLE                 191635           8765
Intel Corp                     COM         458140100     7793  388500 SH       SOLE                 388500
Intuit, Inc.                   COM         461202103   123150 2712549 SH       SOLE                2531726         180823
Jacobs Engineering Group, Inc. COM         469814107     4929  128720 SH       SOLE                 110740          17980
Johnson & Johnson              COM         478160104   113390 2012964 SH       SOLE                1879420         133544
KLA-Tencor Corp.               COM         482480100     2904   70000 SH       SOLE                  70000
Kemet Corp.                    COM         488360108     3089  381805 SH       SOLE                 339935          41870
Kohls Corp                     COM         500255104     4915  102000 SH       SOLE                 102000
Kraft Foods, Inc - A           COM         50075N104    88212 2780955 SH       SOLE                2583135         197820
Laboratory Crp of Amer Hldgs   COM         50540R409     8721  199470 SH       SOLE                 194530           4940
Lehman Bros                    COM         524908100     4225   53000 SH       SOLE                  53000
Liberty Media Corp - A         COM         530718105   122450 14042422SH       SOLE               13035194        1007228
Liberty Media Intl Inc. A      COM         530719103     3558  106650 SH       SOLE                 101792           4858
Lilly, Eli & Co                COM         532457108     3543   59000 SH       SOLE                  59000
Limited Inc                    COM         532716107   106141 4761839 SH       SOLE                4448635         313204
Linear Tech Corp.              COM         535678106      217    6000 SH       SOLE                   6000
Liz Claiborne                  COM         539320101   109864 2912623 SH       SOLE                2706105         206518
Lowe's Companies               COM         548661107     6957  128000 SH       SOLE                 128000
MBIA, Inc.                     COM         55262C100     1763   30293 SH       SOLE                   8895          21398
MBNA Corp.                     COM         55262L100   107348 4259852 SH       SOLE                3969746         290106
MGIC Investment                COM         552848103    99286 1491904 SH       SOLE                1384896         107008
Macromedia Inc.                COM         556100105     4056  202000 SH       SOLE                 202000
Markel Corp.                   COM         570535104    84313  273388 SH       SOLE                 254899          18489
Marshall & Ilsley              COM         571834100     2148   53291 SH       SOLE                  16810          36481
Maxim Integrated Prods         COM         57772K101     2550   60300 SH       SOLE                  60300
McDonalds                      COM         580135101    90057 3212889 SH       SOLE                3008179         204710
Mercury General Corp.          COM         589400100     4989   94320 SH       SOLE                  89920           4400
Merrill Lynch                  COM         590188108     4574   92000 SH       SOLE                  92000
Microsoft Corp                 COM         594918104   113631 4109633 SH       SOLE                3813152         296481
Mohawk Industries, Inc.        COM         608190104    87647 1104010 SH       SOLE                1033092          70918
Molex Inc.                     COM         608554101     2535   85000 SH       SOLE                  85000
Morgan Stanley                 COM         617446448    59532 1207549 SH       SOLE                1117511          90038
Mylan Labs                     COM         628530107     5497  305400 SH       SOLE                 305400
NASDAQ-100 Index Tracking      COM         631100104     9347  266000 SH       SOLE                 266000
Natuzzi Spa-SP ADR             ADR         63905A101     1808  167450 SH       SOLE                 159165           8285
Odyssey Re Holdings Corp       COM         67612W108     4986  224790 SH       SOLE                 187530          37260
Office Depot                   COM         676220106     4085  271765 SH       SOLE                 233540          38225
Omnicom Group                  COM         681919106     4018   55000 SH       SOLE                  55000
Pfizer, Inc.                   COM         717081103   116710 3814040 SH       SOLE                3549626         264414
Proctor & Gamble               COM         742718109      221    4080 SH       SOLE                   4080
Ross Stores, Inc.              COM         778296103     2344  100000 SH       SOLE                 100000
Scripps Co. (E.W.) - Cl A      COM         811054204     1801   37693 SH       SOLE                  36018           1675
Symantec Corp                  COM         871503108      274    5000 SH       SOLE                   5000
Taiwan Semiconductor ADR       ADR         874039100    60282 8442902 SH       SOLE                7888298         554604
Target Corporation             COM         87612E106    57049 1260751 SH       SOLE                1185347          75404
Texas Instruments              COM         882508104     5384  253000 SH       SOLE                 253000
Tiffany & Co.                  COM         886547108     7338  238700 SH       SOLE                 233450           5250
Valassis Communications, Inc.  COM         918866104     3661  123750 SH       SOLE                 118195           5555
Veritas Software Corp          COM         923436109     3587  201500 SH       SOLE                 201500
Viacom Inc. - Cl B             COM         925524308    90857 2707292 SH       SOLE                2499462         207830
Vodafone Group ADR             ADR         92857W100      272   11300 SH       SOLE                  11300
Walgreen Co                    COM         931422109    77181 2154084 SH       SOLE                1997924         156160
Washington Mutual Inc.         COM         939322103     1577   40350 SH       SOLE                  13430          26920
Waste Management, Inc.         COM         94106L109    93354 3414564 SH       SOLE                3192495         222069
Wells Fargo & Co               COM         949746101    93200 1562965 SH       SOLE                1457866         105099
White Mountains Insurance Grp  COM         G9618E107     6621   12587 SH       SOLE                  10572           2015
Wiley (John) & Sons - Cl A     COM         968223206     3472  108670 SH       SOLE                 103420           5250
Willis Group Holdings LTD      COM         G96655108    95833 2562373 SH       SOLE                2374484         187889
Xilinx, Inc.                   COM         983919101     2997  111000 SH       SOLE                 111000
Yum! Brands Inc.               COM         988498101     2090   51390 SH       SOLE                  47915           3475